VANECK CONSUMER DISCRETIONARY TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic sectors.
Number
of Shares Value
COMMON STOCKS: 29.7%
Automobiles & Components : 6.2%
Tesla, Inc. * 2,661 $ 1,196,705
Underline
Consumer Discretionary Distribution &
Retail : 22.9%
Amazon.com, Inc. * 17,831 4,115,752
The Home Depot, Inc. 960 330,336
4,446,088
Consumer Services : 0.6%
McDonald's Corp. 367 112,166
Underline
Total Common Stocks
(Cost: $5,728,940) 5,754,959
EXCHANGE TRADED FUND: 70.3%(a)
(Cost: $13,467,994)
Consumer Discretionary Select
Sector SPDR Fund † 113,822 13,591,485
Underline
Total Investments Before Collateral for
Securities Loaned: 100.0%
(Cost: $19,196,934) 19,346,444
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $403)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.80%(b) 403 403
Total Investments: 100.0%
(Cost: $19,197,337) 19,346,847
Other assets less liabilities: 0.0% 2,768
NET ASSETS: 100.0% $ 19,349,615
* Non-income producing
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the fund's webpage.
† Security fully or partially on loan. Total market value of securities on loan is $632,873.
(b) Rate shown is the 7-day yield as of 12/31/25.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 5,754,959 $ — $ — $ 5,754,959
Exchange Traded Fund 13,591,485 — — 13,591,485
Money Market Fund 403 — — 403
Total Investments $ 19,346,847 $ — $ — $ 19,346,847